Fair Value Measurements (Tables)	9 Months Ended
Sep. 30, 2020
Fair Value Measurements
Schedule of company's assets that are measured at fair value on a recurring basis
The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at September 30, 2020 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	September 30, 2020
Assets:
Marketable securities held in Trust Account — U.S. Treasury Securities Money Market Fund	1	$690,192,093